Subsequent Events - Additional Information (Detail) - USD ($)	Apr. 17, 2023	Jan. 03, 2023
Disposal of Investments [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage Of Investment number of shares disposed		100.00%
Major ordinary share transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number Of Shares Issued	1,280,000
Par value per share	$ 4
Proceeds From Issue Of Ordinary Shares	$ 120,000
Treasure Global Inc [Member] | Disposal of Investments [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investment number of shares disposed off during the period		1,702,899
Proceeds from sale of investments other than investments accounted for using equity method		$ 3,065,218
Investment sold price per share		$ 1.8
Percentage of ownership		0.00%